Note 13 - Right-of-use assets, net and lease liabilities - Evolution of Right-of-use Assets (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		$ 111,741
Cost and Depreciation end of the year		132,138	$ 111,741
Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		200,720	198,154
Currency translation adjustment		605	(779)
Increase due to business combinations	[1]	11,886
Additions		61,324	56,506
Transfers / Reclassifications
Disposals		(12,806)	(53,161)
Cost and Depreciation end of the year		261,729	200,720
Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(88,979)	(89,416)
Currency translation adjustment		368	(399)
Depreciation charge		50,277	49,219
Transfers / Reclassifications
Disposals		(10,033)	(49,257)
Cost and Depreciation end of the year		(129,591)	(88,979)
Land and civil buildings [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		24,637
Cost and Depreciation end of the year		38,492	24,637
Land and civil buildings [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		43,570	46,082
Currency translation adjustment		99	52
Increase due to business combinations	[1]	11,803
Additions		13,040	15,872
Transfers / Reclassifications		691	(5,166)
Disposals		(2,739)	(13,270)
Cost and Depreciation end of the year		66,464	43,570
Land and civil buildings [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(18,933)	(24,005)
Currency translation adjustment		34	(9)
Depreciation charge		9,663	8,965
Transfers / Reclassifications		691	(3,974)
Disposals		(1,349)	(10,054)
Cost and Depreciation end of the year		(27,972)	(18,933)
Industrial buildings, plant and production equipment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		72,883
Transfers / Reclassifications
Cost and Depreciation end of the year		72,813	72,883
Industrial buildings, plant and production equipment [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		125,677	131,816
Currency translation adjustment		243	(414)
Increase due to business combinations	[1]	37
Additions		30,066	31,778
Transfers / Reclassifications			(1,317)
Disposals		(7,643)	(36,186)
Cost and Depreciation end of the year		148,380	125,677
Industrial buildings, plant and production equipment [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(52,794)	(54,727)
Currency translation adjustment		134	(139)
Depreciation charge		29,685	32,767
Transfers / Reclassifications			1,431
Disposals		(7,046)	(35,992)
Cost and Depreciation end of the year		(75,567)	(52,794)
Vehicles, furniture and fixtures [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		13,249
Cost and Depreciation end of the year		17,988	13,249
Vehicles, furniture and fixtures [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		30,291	20,256
Currency translation adjustment		263	(417)
Increase due to business combinations	[1]	46
Additions		15,732	7,674
Transfers / Reclassifications		(691)	6,483
Disposals		(2,424)	(3,705)
Cost and Depreciation end of the year		43,217	30,291
Vehicles, furniture and fixtures [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(17,042)	(10,684)
Currency translation adjustment		200	(251)
Depreciation charge		10,316	7,277
Transfers / Reclassifications		(691)	2,543
Disposals		(1,638)	(3,211)
Cost and Depreciation end of the year		(25,229)	(17,042)
Other assets [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		972
Currency translation adjustment
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year		2,845	972
Other assets [member] | Gross carrying amount [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		1,182
Currency translation adjustment
Increase due to business combinations	[1]
Additions		2,486	1,182
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year		3,668	1,182
Other assets [member] | Accumulated depreciation, amortisation and impairment [member]
Reconciliation of changes in right of use assets [abstract]
Cost and Depreciation beginning of the year		(210)
Currency translation adjustment
Depreciation charge		613	210
Transfers / Reclassifications
Disposals
Cost and Depreciation end of the year		$ (823)	$ (210)

[1]	Related to the GPC and Mattr’s pipe coating business unit acquisitions. For more information see note 34.